Restructuring Charges	12 Months Ended
Dec. 31, 2018
Restructuring Charges [Abstract]
Restructuring Charges

Note 7. Restructuring Charges

We incurred restructuring charges of $3 million ($2 million, net of tax), $7 million ($4 million, net of tax) and $3 million ($2 million, net of tax) for the years ended December 31, 2018, 2017 and 2016, respectively.

In 2018, restructuring charges comprised $2 million of non-personnel charges primarily related to the relocation to our corporate headquarters and $1 million of severance costs, which primarily represent an allocation of severance costs related to actions taken to enhance capabilities and reduce costs in ServiceMaster’s corporate functions that provided company-wide administrative services to support operations.

In 2017, restructuring charges comprised $5 million of severance costs which primarily represent an allocation of severance costs and stock-based compensation expense as part of the severance agreement with ServiceMaster's former CEO and CFO, and allocations of $1 million of lease termination costs and $1 million of asset write-off and other costs related to the relocation to our corporate headquarters.

In 2016, restructuring charges comprised $1 million of severance and other costs related to an initiative to enhance capabilities and reduce costs in ServiceMaster’s headquarters functions that provide administrative services for our operations, $1 million of lease termination and other costs related to the decision to consolidate the stand-alone operations of HSA, acquired in February 2014, with those of the American Home Shield business and $1 million of charges related to the disposal of certain HSA property and equipment.

The pre-tax charges discussed above are reported in “Restructuring charges” in the accompanying consolidated and combined statements of operations and comprehensive income.

A reconciliation of the beginning and ending balances of accrued restructuring charges, which are included in "Accrued liabilities—other" on the accompanying consolidated and combined statements of financial position, is presented as follows:

(In millions)	Accrued Restructuring Charges
Balance as of December 31, 2016	$—
Costs incurred	7
Costs paid or otherwise settled	(5)
Balance as of December 31, 2017	$2
Costs incurred	3
Costs paid or otherwise settled	(5)
Balance as of December 31, 2018	$—